PARENT COMPANY INFORMATION	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY INFORMATION
16. PARENT COMPANY INFORMATION
PERIMETER SOLUTIONS, SA
PARENT COMPANY INFORMATION
CONDENSED BALANCE SHEET (SUCCESSOR)
(in thousands)

December 31, 2021
Assets
Current assets:
Cash and cash equivalents	$216,413
Intercompany receivable	14,325
Prepaid expenses and other current assets	8,195

Total current assets	238,933
Other assets:
Investment in subsidiaries	1,352,389
Intercompany note receivable	20,000

Total assets	$1,611,322

Liabilities and Shareholders’ Equity
Current Liabilities:
Accounts payable	$455
Intercompany payable	60,566
Founders advisory fees payable—related party	53,547
Accrued expenses and other current liabilities	636

Total current liabilities	115,204
Founders advisory fees payable—related party	312,242
Redeemable preferred shares	96,867
Redeemable preferred shares—related party	3,699

Total liabilities	528,012

Shareholders’ equity:

Total shareholders’ equity	1,083,310

Total liabilities and shareholders’ equity	$1,611,322

See accompanying notes to condensed financial statements.

PERIMETER SOLUTIONS, SA
PARENT COMPANY INFORMATION
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (SUCCESSOR)
(in thousands)

November 9, 2021 through December 31, 2021
Operating expenses:
Selling, general and administrative expense	$2,254
Founders advisory fees—related party	652,990

Total operating expenses	655,244

Operating loss	(655,244)
Other expenses	934

Loss before undistributed earnings of subsidiaries	(656,178)
Undistributed earnings of subsidiaries	(24,279)

Net loss	(680,457)

Total comprehensive loss	$(680,457)

PERIMETER SOLUTIONS, SA
PARENT COMPANY INFORMATION
CONDENSED STATEMENT OF CASH FLOWS (SUCCESSOR)
(in thousands)

November 9, 2021 through December 31, 2021
Cash flows from operating activities:
Net loss	$(680,457)
Adjustments to reconcile net loss to net cash used in operating activities
Equity in earnings of subsidiaries	24,279
Interest and payment-in-kind on preferred shares	944
Share-based compensation	1,182
Share-based compensation—Founders advisory fees—related party (equity settled)	287,200
Changes in operating assets and liabilities, net of acquisitions:
Intercompany receivable	(14,325)
Prepaid expenses and current other assets	(8,195)
Accounts payable	455
Accrued expenses and other current liabilities	889
Founders advisory fees—related party (cash settled)	365,789

Net cash used in operating activities	(22,239)

Cash flows from investing activities:
Investment in subsidiaries	(1,209,155)
Intercompany note receivable	(20,000)

Net cash used in investing activities	(1,229,155)

Cash flows from financing activities:
Sale of PSSA Ordinary Shares issued to Director Subscribers	2,000

Net cash provided by financing activities	2,000

Net change in cash and cash equivalents	(1,249,394)
Cash and cash equivalents, beginning of period	1,465,807

Cash and cash equivalents, end of period	$216,413

Non-cash investing and financing activities:
Redeemable preferred shares issued as consideration for business combination	$100,000
Management Subscribers rollover contribution	$11,048
See accompanying notes to condensed financial statements.
PERIMETER SOLUTIONS, SA
PARENT COMPANY INFORMATION
NOTES TO CONDENSED FINANCIAL STATEMENTS (SUCCESSOR)
1. Basis of Presentation
The condensed parent-only financial statements have been prepared in accordance with Rule
12-04,
Schedule I of Regulation
S-X,
as the restricted net assets of the subsidiaries of the Company exceed 25% of the consolidated net assets of the Company.
Perimeter Solutions, SA, (the “Parent Company”), has no material assets or standalone operations other than its ownership in its consolidated subsidiaries, the redeemable preferred shares described in Notes 6 and 9, the cash from the proceeds of sale of PSSA Ordinary Shares described in Note 3, and the Founder Advisory Fees described in Notes 10 and 12 under the terms of the Revolving Credit Facility entered into by the SK Intermediate II, a wholly owned subsidiary of SK Intermediate, which itself is a wholly owned subsidiary of Perimeter Solutions, SA, SK Intermediate II is restricted from making dividends, distributions, or other payments to Perimeter Solutions, SA. As of December 31, 2021, substantially all of the consolidated net assets of SK Intermediate II are considered restricted net assets as defined in Rule
4-08(e)(3)
of Regulation
S-X.
The accompanying condensed financial statements include the accounts of the Parent Company and, on an equity basis, its direct and indirect subsidiaries and affiliates. Accordingly, these condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, the Parent Company’s investments in subsidiaries are presented under the equity method of accounting. These condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries using the equity method. These condensed parent-only financial statements should be read in conjunction with the consolidated financial statements and related notes thereto.